Segment information (Narrative) (Details) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 27, 2025	Oct. 27, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Segment information [Line Items]
Termination costs				$ 7,685,000
Los Parlamentos Block (Argentina)
Disclosure of Segment information [Line Items]
Working interest transfer		$ 7,023,000				$ 7,023,000
Espejo and Perico Blocks
Disclosure of Segment information [Line Items]
Working interest percentage transferred			50.00%	50.00%
Manati Field (Brazil) [Member]
Disclosure of Segment information [Line Items]
Percentage of non-operated working interest	10.00%		10.00%
Chile [Member]
Disclosure of Segment information [Line Items]
Provision for investment commitments						$ 9,742,000
Brazil [Member]
Disclosure of Segment information [Line Items]
Additional provisions for environmental and tax contingencies					$ 2,742,000